FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis
The following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of September 30, 2013:

		Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	September 30, 2013	(Level 1)	(Level 2)	(Level 3)
Liabilities
Warrant liability - 2010 Series B	$346,414	$-	$-	$346,414
Debenture conversion feature -2012	5,403,000	-	-	5,403,000
Warrant liability - 2012 placement agent	374,550	-	-	374,550
Warrant liability - 2012 Series A&B	14,312,437	-	-	14,312,437

Total	$20,436,401	$-	$-	$20,436,401

The Company has determined the fair value of certain liabilities using the market approach: the following tables present the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2012 and 2011:

		Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value December	Markets	Observable Inputs	Unobservable Inputs
	31, 2012	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability - 2010 Series A&B	$898,722	$-	$-	$898,722
Debenture conversion feature -2012	7,548,500	-	-	7,548,500
Warrant liability - 2012 placement agent	542,530	-	-	542,530
Warrant liability - 2012 Series A&B	12,430,525	-	-	12,430,525

Total	$21,420,277	$-	$-	$21,420,277

		Quoted Market
		Prices in Active	Significant Other	Significant
	Fair Value December	Markets	Observable Inputs	Unobservable Inputs
	31, 2011	(Level 1)	(Level 2)	(Level 3)

Liabilities
Warrant liability - 2010 Series A&B	$3,705,472	$-	$-	$3,705,472

Total	$3,705,472	$-	$-	$3,705,472

Schedule of Derivative Liabilities at Fair Value
Significant assumptions used at September 30, 2013 and December 31, 2012for the warrants and embedded conversion discount derivative liability of the Debentures are as follows:

	September 30, 2013	December 31, 2012

Weighted average term	0.7 - 4.2 years	0.2 - 5.0 years
Volatility	178%	200%
Risk-free interest rate	1.39%	1.05%

Significant assumptions used at December 31, 2012 and 2011for the warrants and embedded conversion discount derivative liability of the Debentures are as follows:

	December 31, 2012	December 31, 2011

Weighted average term	3 years	4 years
Volatility	200%	120%
Risk-free interest rate	1.05%	0.83%

Summary of Changes in Fair Value of Liabilities
The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized depreciation that relate to those liabilities held at September 30, 2013:

Fair Value Measurements Using
Significant Unobservable Inputs (Level 3)
Warrant Liability
Balance at January 1, 2012	$(3,705,472)
Purchases, sales and settlements:
Warrants and other derivatives issued	(20,521,554)
Total gains or losses:
Unrealized depreciation	2,806,750
Balance at January 1, 2013	(21,420,276)
Total gains or losses:
Unrealized depreciation	983,875
Balance at September 30, 2013	$(20,436,401)

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized appreciation that relate to those liabilities held at December 31, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant Liability
Balance at January 1, 2011	$(3,420,780)
Purchases, sales and settlements:
Warrants issued	-
Total gains or losses:
Unrealized depreciation	(284,692)
Balance at January 1, 2012	(3,705,472)
Purchases, sales and settlements:
Warrants and other derivatives issued	(20,521,555)
Total gains or losses:
Unrealized depreciation	2,806,750
Balance at December 31, 2012	$(21,420,277)